REVOLVING CREDIT FACILITY	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
REVOLVING CREDIT FACILITY
REVOLVING CREDIT FACILITY

On November 6, 2014, SAExploration, Inc. (“Borrower”), SAExploration Holdings, Inc. (“Corporation”) and the Corporation’s other domestic subsidiaries and Wells Fargo Bank, National Association (“Lender”) entered into a Credit and Security Agreement (“Credit Agreement”). The Credit Agreement provides for a $20,000 revolving line of credit facility (the “Revolving Credit Facility”) secured by the Corporation’s and the Corporation's domestic subsidiaries' U.S. assets, including accounts receivable and equipment, subject to certain exclusions and exceptions as set forth in the Credit Agreement. The proceeds of the Revolving Credit Facility will primarily be used to fund the Corporation’s working capital needs for its operations and for general corporate purposes. The Revolving Credit Facility had not been used as of December 31, 2014.

Borrowings made under the Revolving Credit Facility bear interest, payable monthly, at a rate of daily three months LIBOR plus 3% (3.26% at December 31, 2014). The Revolving Credit Facility has a maturity date of November 6, 2017, unless terminated earlier. The Corporation may request, and the Lender may grant, an increase to the maximum amount available under the Revolving Credit Facility in minimum increments of $1,000 not to exceed an additional $10,000 in the aggregate, so long as certain conditions as described in the Credit Agreement are met.

The Credit Agreement includes a sub-facility for letters of credit in amounts up to the lesser of the available borrowing base or $10,000. Letters of credit are subject to Lender approval and a fee which accrues at the annual rate of 3% of the undrawn daily balance of the outstanding letters of credit, payable monthly. An unused line fee of 0.5% per annum of the daily average of the maximum Revolving Credit Facility amount reduced by outstanding borrowings and letters of credit is payable monthly. The sub-facility for letters of credit had not been utilized as of December 31, 2014.

Under the Revolving Credit Facility, borrowings are subject to borrowing base availability and may not exceed 85% of the amount of eligible accounts receivable, as defined, plus the lesser of $20,000 or 85% of the orderly net liquidation value of existing eligible equipment per appraisal and 85% of hard costs of acquired eligible equipment, less the aggregate amount of any reserves established by the Lender. If borrowings under the Revolving Credit Facility exceed $5,000, the Corporation is subject to minimum rolling 12 months EBITDA requirements of $20,000 on a consolidated basis and $8,000 on the Corporation’s operations in the State of Alaska. The minimum EBITDA for the consolidated basis calculation is lowered by $17,000 if the month of July 2014 is included within the rolling 12 months period and also excludes the effect of the change in fair value of notes payable to related parties.

The Credit Agreement contains covenants including, but not limited to (i) commitments to maintain and deliver to Lender, as required, certain financial reports, records and other items, (ii) subject to certain exceptions under the Credit Agreement, restrictions on the ability of the Corporation to incur indebtedness, create or incur liens, enter into fundamental changes to corporate structure or to the nature of the business of the Corporation, dispose of assets, permit a change in control, acquire non-permitted investments, enter into affiliate transactions or make distributions (iii) maintain the minimum EBITDA specified above and (iv) maintain eligible equipment, as defined, located in the State of Alaska with a value of at least 75% of the value of such equipment plus the value of equipment outside the United States which would be otherwise eligible under the Credit Agreement. The Credit Agreement also contains representations, warranties, covenants and other terms and conditions, including relating to the payment of fees to the Lender, which are customary for agreements of this type. The Corporation is in compliance with the Credit Agreement covenants as of December 31, 2014.

The Credit Agreement also provides for customary events of default. If an event of default occurs and is continuing, then the Lender may, among other options as described in the Credit Agreement, declare the obligations of the Borrower to be due and payable immediately or declare the funding obligations of the Lender terminated immediately, subject to the terms of the Intercreditor Agreement described below.

The Credit Agreement is subject to the Intercreditor Agreement (“Intercreditor Agreement”) dated as of November 6, 2014 between the Lender and U.S. Bank National Association, as trustee and collateral agent (“Noteholder Agent”) pursuant to the Indenture dated as of July 2, 2014 relating to the Corporation’s 10% Senior Secured Notes due 2019. The Intercreditor Agreement sets forth various terms between the Lender and Noteholder Agent, including, but not limited to, (i) the priority of liens between those granted by the Indenture and the Credit Agreement, (ii) enforcement action procedures, (iii) the application of the proceeds of the senior collateral received by either the Noteholder Agent or the Lender, (iv) the process by which any liens may be released, (v) insolvency proceeding procedures, (vi) a prohibition on amending various agreements in a manner inconsistent with or in violation of the Intercreditor Agreement, and (vii) the option of the Noteholder Agent to purchase the Borrower’s debt under the Credit Agreement from the Lender if certain triggering conditions are met. The Intercreditor Agreement also contains customary representations, warranties, covenants and other terms and conditions.
NOTES PAYABLE

Notes payable at December 31, 2014 and 2013 consist of the following:

	December 31,
	2014	2013

Senior secured notes	$150,000	$—
Equipment note payable	1,654	—
Notes payable under 2012 credit agreement:
Principal balance	—	81,137
Less unamortized discount	—	(449)
Net note payable	—	80,688
Notes payable to related parties:
Note payable to Former SAE common stockholders, at fair value	—	12,406
Notes payable to directors	—	500
Total notes payable to related parties	—	12,906
Total notes payable outstanding	151,654	93,594
Less current portion:
Notes payable under 2012 credit agreement	—	800
Notes payables to related parties -- directors	—	500
Equipment note payable	1,654	—
Total current portion of notes payable	1,654	1,300
Total long-term portion of notes payable	$150,000	$92,294

Senior Secured Notes

On July 2, 2014, the Corporation entered into an Indenture ("Indenture") under which it issued $150,000 of senior secured notes ("Notes") due July 15, 2019, in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act and to non-U.S. persons in offshore transactions pursuant to Regulation S under the Securities Act. The Notes bear interest at the annual rate of 10% payable semi-annually in arrears on January 15 and July 15 of each year, commencing on January 15, 2015. The Notes are guaranteed on a senior secured basis with a lien on substantially all assets of SAExploration Holdings, Inc. and each of its existing and future domestic subsidiaries, except for any immaterial subsidiaries ("Guarantors"). The liens securing the Notes are subject to certain exceptions and permitted liens, which are contractually subordinated to a first priority lien on certain U.S. assets securing the Revolving Credit Facility under the Intercreditor Agreement discussed in Note 5.

The proceeds from the Notes were used to pay the amounts outstanding under the 2012 Credit Agreement and the note payable to the Former SAE common stockholders, pay related fees and expenses, fund the purchase of equipment related to the Corporation’s Alaska operations, and for general corporate purposes.

The Corporation has the right to redeem some or all of the Notes at the redemption prices (expressed as percentages of the principal amount to be redeemed) set forth below, together with accrued and unpaid interest to, but not including, the redemption date, if redeemed on or after January 15, 2017 as indicated:

Period	Percentage
On or after January 15, 2017 and prior to July 15, 2017	107.5%
On or after July 15, 2017 and prior to July 15, 2018	105.0%
On and after July 15, 2018	100.0%

The Corporation also has the right to redeem some or all of the Notes at any time or from time to time prior to January 15, 2017, at a redemption price equal to 100% of the principal amount thereof plus an applicable premium determined in accordance with the Indenture and accrued and unpaid interest to, but not including, the redemption date. In addition, the Corporation has the right to redeem from time to time up to 35% of the aggregate outstanding principal amount of the Notes before January 15, 2017, with the net proceeds of an equity offering at a redemption price equal to 110% of the principal amount thereof, plus accrued but unpaid interest to, but not including, the redemption date.

Subject to certain exceptions, upon the occurrence of a Change of Control (as defined in the Indenture), each holder of Notes will have the right to require the Corporation to purchase that holder’s Notes for a cash price equal to 101% of the principal amounts to be purchased, plus accrued and unpaid interest to the date of purchase. Upon the occurrence of an Asset Sale (as defined in the Indenture), each holder of Notes will have the right to require the Corporation to purchase that holder’s Notes for a cash price equal to 100% of the principal amounts to be purchased, plus accrued and unpaid interest to the date of purchase from any proceeds from the Asset Sale in excess of $7.5 million that are not otherwise used by the Corporation to either reduce its debt, reinvest in assets or acquire a permitted business.

The Indenture contains covenants which include limitations on the Corporation's ability to: (i) transfer or sell assets; (ii) pay dividends, redeem subordinated indebtedness or make other restricted payments; (iii) incur or guarantee additional indebtedness or, with respect to the Corporation's restricted subsidiaries, issue preferred stock; (iv) create or incur liens; (v) incur dividend or other payment restrictions affecting its restricted subsidiaries; (vi) consummate a merger, consolidation or sale of all or substantially all of its or its subsidiaries’ assets; (vii) enter into transactions with affiliates; (viii) engage in business other than its current business and reasonably related extensions thereof; and (ix) take or omit to take any actions that would adversely affect or impair in any material respect the collateral securing the Notes. The Corporation is in compliance with the Indenture covenants as of December 31, 2014.

In connection with the issuance of the Notes, the Corporation entered into a registration rights agreement in which the Corporation agreed to use its best efforts to register with the SEC a new series of freely tradable notes (“Exchange Notes”), which will be exchanged for the current Notes. The Corporation and the Guarantors further agreed to use best efforts to: (i) file a registration statement for the Exchange Notes with the SEC within 300 days after the issuance of the Notes; (ii) cause the registration statement to be declared effective within 390 days after the issue date of the Notes; and (iii) close the exchange offer 30 days after such registration statement is declared effective. In certain circumstances, the Corporation may be required to file a shelf registration statement to cover resale of the Notes. If the Corporation and the Guarantors do not meet the deadlines set forth above, additional interest (as defined in the Indenture) will be payable until the obligations described above are fulfilled.

Equipment Note Payable

On November 18, 2014, the Corporation entered into a note payable to Sercel, Inc. in the amount of $1,838, bearing interest at the annual rate of 8%. The note payable is secured by geophones and related accessories which were delivered in December 2014. A payment of $184 was made upon delivery of the equipment with principal and interest payments of $144 due monthly thereafter until the note is fully paid on December 15, 2015.

Notes Payable under 2012 Credit Agreement

On November 28, 2012, Former SAE entered into a four year term Credit Agreement for $80,000 (as amended, the “2012 Credit Agreement”), bearing interest at 13.5%. The 2012 Credit Agreement was collateralized by all the assets of Former SAE. The Corporation joined the 2012 Credit Agreement in the same capacity as Former SAE upon consummation of the Merger. The 2012 Credit Agreement required quarterly principal payments of $200 plus 0.25% of any additional amounts borrowed, with the remaining unpaid balance due at maturity in 2016. Under the terms of the 2012 Credit Agreement, warrants were issued for 1% of Former SAE common stock deemed outstanding, which includes any securities or contract of a dilutive nature that were exercisable. Loan issuance costs totaling $12,029 were deferred and amortized over the four year term of the notes using the effective interest method.

The discount associated with the 2012 Credit Agreement was amortized over its four year term using the effective interest method. The consolidated balance sheet as of December 31, 2013 includes the original discount of $607 less accumulated amortization of $158. Total loan issuance costs and discount amortization charged to interest expense for the years ended December 31, 2014 and 2013 was $2,298 and $2,860, respectively.

Under the 2012 Credit Agreement, the Corporation could elect to treat up to 2.5% of the interest expense incurred as payment in kind (“PIK”), which would result in the elected interest amount recorded as interest expense and added to the balance of the note. For the years ended December 31, 2014 and 2013, the Corporation elected to exercise the PIK option in the amount of $1,022 and $2,040, respectively.

On October 31, 2013, the Corporation entered into Amendment No. 3 to the 2012 Credit Agreement, which revised certain financial covenant ratios, lowered capital expenditure limits for 2013 and 2014, granted waivers for any failure to comply with the financial covenants for the quarter ended September 30, 2013, and limited the payment of interest to certain Former SAE stockholders under the Corporation’s $17,500 note payable to Former SAE common stockholders issued in connection with the Merger.

All amounts outstanding under the 2012 Credit Agreement were repaid on July 2, 2014 from proceeds of the Notes and the 2012 Credit Agreement was terminated. The repayment and termination of the 2012 Credit Agreement resulted in a $17,157 charge to loss on early extinguishment of debt in the year ended December 31, 2014. The charge consisted of prepayment penalties of $8,877, write-off of unamortized loan discount and issuance costs totaling $7,983, and legal fees of $297.

Notes Payable to Related Parties

Note Payable to Former SAE Common Stockholders

On June 24, 2013, as Merger consideration to the Former SAE common stockholders, the Corporation issued a $17,500 unsecured promissory note due June 24, 2023 to CLCH, the Former SAE stockholders' representative, bearing interest at the annual rate of 10.0%. At the date of issuance, the Corporation elected the fair value option for recording the note. As of the issuance date, the fair value of the promissory note was determined to be $11,775, utilizing a net present value approach based on a discount rate of 17.6%. In calculating the net present value, the Corporation used the average yield for similar instruments to determine the discount rate. The resulting change in fair value is reported in the results of operations under change in fair value of note payable to related parties. All amounts outstanding under the note payable to Former SAE common stockholders were repaid on July 2, 2014 from proceeds of the Notes, and the promissory note was cancelled.

In October 2013, CLCH, Seismic Management Holdings Inc. and Brent Whiteley entered into a waiver agreement with the Corporation, pursuant to which each agreed to allow the Corporation to defer payment of interest on the note payable to Former SAE common stockholders until such payments were permitted to be made under the 2012 Credit Agreement. Cumulative deferred interest payments totaling $2,007 were paid on July 2, 2014.

Notes Payable to Directors

Prior to the Merger, Eric S. Rosenfeld, the Corporation’s Chairman of the Board and Chief Executive Officer (director post-Merger), and David D. Sgro, the Corporation’s Chief Financial Officer and a director (director post-Merger), held non-interest bearing convertible promissory notes for working capital loans to the Corporation in principal amounts totaling $300 and $200, respectively. As of October 10, 2013, the convertible promissory notes were amended to extend the maturity date to December 31, 2013 and to allow the principal balance of the notes to be converted, at the holder’s option, to an aggregate of up to 1,000,000 warrants (the “Convertible Debt Warrants”). Each Convertible Debt Warrant was exercisable for one share of the Corporation's common stock either at a cash exercise price of $12.00 or on a cashless basis as defined in the warrant, at the holder’s option. On January 8, 2014, Messrs. Rosenfeld and Sgro elected to convert the full principal balance of the notes into warrants to purchase an aggregate of 1,000,000 shares of the Corporation's common stock, and tendered such warrants in a cashless transaction for an aggregate of 100,000 shares of the Corporation's common stock as part of the warrant exchange completed in February 2014 described in Note 10.

Notes Payable to CLCH

The Corporation entered into a loan agreement with CLCH on January 1, 2009 for a maximum credit line of $3,000, due on demand, and bearing interest at the annual rate of 8.5%. The outstanding balance of $53 at December 31, 2012 was paid in February 2013 and the agreement terminated.

Future Principal Payments for Notes Payable

Required future principal payments for notes payable outstanding at December 31, 2014 are as follows during the years ending December 31:

Amount
2015	$1,654
2016	—
2017	—
2018	—
2019	150,000
Thereafter	—
Total	$151,654